Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	MDXHEALTH SA
Trading Symbol	MDXH
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	155,969,226
Amendment Flag	false
Entity Central Index Key	0001872529
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40996
Entity Incorporation, State or Country Code	C9
Entity Address, Address Line One	Zone Industrielle des Hauts-Sarts
Entity Address, Postal Zip Code	4040
Entity Address, City or Town	Herstal
Entity Address, Country	BE
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	BDO Réviseurs d’Entreprises
Auditor Location	Zaventem, Belgium
Auditor Firm ID	1432
Business Contact
Document Information Line Items
Entity Address, Address Line One	15279 Alton Parkway
Entity Address, Postal Zip Code	92618
Entity Address, City or Town	Irvine
Entity Address, Country	CA
Contact Personnel Name	Michael McGarrity
Entity Address, Address Line Two	Suite 100
City Area Code	+1 949
Local Phone Number	812-6979